Note 11 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Accounts payable and other	$ 7,662	$ 6,893
Current income tax liability	5,797	2,949
Deferred income tax liability (note 14)	786	898
Lease obligations	4,471	5,113
Cash collateral and amounts held in escrow	8,006	7,887
Cash reserves on loan and lease receivables	126,110	110,764
Other liabilities	$ 152,832	$ 134,504